Share-based Compensation - Summary of Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance at December 31, 2020	2,080,000
Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance at December 31, 2019	623,850
Granted	481,600	623,850
Forfeited	(384,850)
Balance at December 31, 2020	720,600	623,850
Weighted average exercise price, beginning balance | $ / shares	$ 4.33
Weighted average exercise price, Granted | $ / shares	1.16	$ 4.33
Weighted average exercise price, Forfeited | $ / shares	4.96
Weighted average exercise price, ending balance | $ / shares	$ 1.82	$ 4.33